Inventories (Tables)	6 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories
	June 30, 2024	December 31, 2024	December 31, 2024
	RM	RM	USD
Raw materials	6,641,985	6,672,921	1,493,492
Work-in-progress	384,463	648,666	145,180
Finished goods	2,027,588	2,129,832	476,686
Goods-in-transit	711,981	542,613	121,444
Packaging materials	21,958	36,336	8,133
	9,787,975	10,030,368	2,244,935